Income Taxes	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes

NOTE – 12	INCOME TAXES

The Company is registered in the State of South Dakota as a limited liability company and is subject to United States of America tax law. No provisions for income taxes have been made as the Company has no U.S. related taxable income for the years presented due to its member separately accounting for the LLC share of profits.

The effective income tax expense for the years ended September 30, 2012 and 2011 are as follows:

	2012	2011

Current taxes	$0	$0
Deferred taxes	0	0
	$0	$0